Marketable Debt Securities, Available-for-Sale - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Marketable Debt Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Impairment	$ 0	$ 0
Debt securities, available-for-sale			$ 0
Debt securities, available-for-sale weighted-average remaining contractual life	1 year
Debt securities, available-for-sale, realized gain loss		0
Cash and Cash Equivalents [Member]
Debt Securities, Available-for-Sale [Line Items]
Debt securities, available-for-sale	$ 34,400	$ 34,400